Note 1 - Basis of Presentation and General Information (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedules of Concentration of Risk, by Risk Factor [Table Text Block]
	Year ended December 31,
Charterer	2015	2016	2017
CMA CGM, Marseille	17%	14%	19%
New Golden Sea Shipping Pte. Ltd., Singapore	16%	22%	17%
A/S Klaveness Chartering	-	15%	11%
MSC Geneva	13%	16%	10%
Dampskibsselskabet Norden A/S	-	-	10%